BUSINESS AND CREDIT CONCENTRATIONS	3 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
BUSINESS AND CREDIT CONCENTRATIONS
(18)       BUSINESS AND CREDIT CONCENTRATIONS

The Company operates in the fashion apparel industry and generates all of its sales in the PRC.  The fashion apparel industry is impacted by the general economy.  Changes in the marketplace would significantly affect management’s estimates and the Company’s performance.

The Company had distribution agreements with 11 and 12 distributors at March 31, 2012 and 2011, respectively.  The Company had the following concentrations of business with each distributor (customer) constituting greater than 10% of the Company’s sales:

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
Distributors
Distributor A	20.9%	19.6%
Distributor B	15.9%	* %
Distributor C	14.6%	10.5%
Distributor D	14.2%	10.9%

The Company’s concentrations of accounts receivable by distributors (customers) constituting greater than 10% of the Company's accounts receivable were as follows:

	March 31,
	2012	2011
	(unaudited)	(unaudited)
Distributors
Distributor A	27.4%	17.4%
Distributor B	22.3%	*	%
Distributor C	20.4%	*	%
Distributor D	11.3%	*	%
Distributor E	* %	10.5%

The Company had the following concentrations of business with each vendor constituting greater than 10% of the Company’s purchases:

	Three Months Ended March 31,
	2012		2011
	(unaudited)		(unaudited)
Vendors
Vendor A	33.7%		*	%
Vendor B	28.8%		*	%
Vendor C	15.0%		*	%
Vendor D	*	%	14.5%
Vendor E	*	%	17.8%
Vendor F	*	%	17.2%

The above concentrations make the Company vulnerable to a near-term severe impact should the relationships be terminated.

The Company had the following concentrations of business with each creditor constituting greater than 10% of the Company’s trade payables:

	March 31,
	2012		2011
	(unaudited)		(unaudited)
Creditors
Creditor A	24.9%		*	%
Creditor B	19.6%		*	%
Creditor C	19.3%		*	%
Creditor D	15.2%		*	%
Creditor E	14.8%		*	%
Creditor F	*	%	13.7%
Creditor G	*	%	11.6%
Creditor H	*	%	13.4%
Creditor I	*	%	13.7%
Creditor J	*	%	18.1%

* Denotes concentration of less than 10%